Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	San Diego Gas & Electric Company
Entity Central Index Key	0000086521
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer

Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Before-Tax Amount [Member]
Comprehensive Income Disclosure [Line Items]
Net Income (Loss)	$ 436	[1]	$ 374	[1]	$ 349	[1]
Other Comprehensive Income (Loss)
Pension and other postretirement benefits			(1)	[1]	3	[1]
Financial instruments					2	[1]
Total other comprehensive income (loss)			(1)	[1]	5	[1]
Total Comprehensive Income (Loss)	436	[1]	373	[1]	354	[1]
Income Tax (Expense) Benefit [Member]
Other Comprehensive Income (Loss)
Pension and other postretirement benefits			1		(1)
Financial instruments					(1)
Total other comprehensive income (loss)			1		(2)
Total Comprehensive Income (Loss)			1		(2)
Net-Of-Tax Amount [Member]
Comprehensive Income Disclosure [Line Items]
Net Income (Loss)	436		374		349
Other Comprehensive Income (Loss)
Pension and other postretirement benefits					2
Financial instruments					1
Total other comprehensive income (loss)					3
Total Comprehensive Income (Loss)	436		374		352
Noncontrolling Interest Member
Comprehensive Income Disclosure [Line Items]
Net Income (Loss)	19		(16)		24
Other Comprehensive Income (Loss)
Financial instruments	(36)		7		(3)
Total other comprehensive income (loss)	(36)		7		(3)
Total Comprehensive Income (Loss)	(17)		(9)		21
Equity Component [Member]
Comprehensive Income Disclosure [Line Items]
Net Income (Loss)	455		358		373
Other Comprehensive Income (Loss)
Pension and other postretirement benefits					2
Financial instruments	(36)		7		(2)
Total other comprehensive income (loss)	(36)		7
Total Comprehensive Income (Loss)	$ 419		$ 365		$ 373

[1]	Except Net Income (Loss) and Total Comprehensive Income (Loss).